UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co.

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 028-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Lewis
Title:  Chief Compliance Officer
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Peter J. Lewis                 St. Louis, MO                      4/24/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:  $      330,468
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AM Castle & Co                 COM            148411101     3893   307734 SH       SOLE                 307734      0    0
Aegean Marine Petroleum Inc    COM            y0017s102    13546  1960390 SH       SOLE                1960390      0    0
Allied World Assurance Ltd     COM            h01531104    10151   147816 SH       SOLE                 147816      0    0
AmeriServ Financial Inc        COM            03074a102     2297   839725 SH       SOLE                 839725      0    0
Arch Coal Inc                  COM            039380100    10276   959520 SH       SOLE                 959520      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107     8658   289859 SH       SOLE                 289859      0    0
Brown Shoe Company             COM            115736100     9848  1066908 SH       SOLE                1066908      0    0
CNA Financial Corp             COM            126117100    11977   408347 SH       SOLE                 408347      0    0
Cal Dive International Inc     COM            12802t101     4095  1241040 SH       SOLE                1241040      0    0
Canadian Solar Inc             COM            136635109     4784  1504417 SH       SOLE                1504417      0    0
Celestica Inc                  COM            15101q108     8774   916816 SH       SOLE                 916816      0    0
Charming Shoppes Inc           COM            161133103     2160   366122 SH       SOLE                 366122      0    0
Chiquita Brands Intl Inc       COM            170032809     9159  1042029 SH       SOLE                1042029      0    0
Dean Foods Company             COM            242370104     9609   793447 SH       SOLE                 793447      0    0
Dole Food Company Inc          COM            256603101    11038  1106055 SH       SOLE                1106055      0    0
Flexsteel Industries Inc       COM            339382103     5731   316625 SH       SOLE                 316625      0    0
GameStop Corp                  COM            36467w109     8818   403760 SH       SOLE                 403760      0    0
Genco Shipping & Trading Ltd   COM            y2685t107     6388  1004470 SH       SOLE                1004470      0    0
General Cable Corporation      COM            369300108     7805   268405 SH       SOLE                 268405      0    0
Goodyear Tire & Rubber Co      COM            382550101     8704   775775 SH       SOLE                 775775      0    0
Hawaiian Holdings Inc          COM            419879101     4909   938587 SH       SOLE                 938587      0    0
Ingram Micro Inc               COM            457153104     8141   438632 SH       SOLE                 438632      0    0
Jones Group Inc                COM            48020t101    12614  1004279 SH       SOLE                1004279      0    0
Meritor Inc                    COM            59001k100    12541  1554012 SH       SOLE                1554012      0    0
Navistar Intl Corp             COM            63934E108     9130   225709 SH       SOLE                 225709      0    0
OfficeMax Incorporated         COM            67622p101    10058  1758361 SH       SOLE                1758361      0    0
PHH Corporation                COM            693320202    12854   830868 SH       SOLE                 830868      0    0
PolyOne Corp                   COM            73179p106     7835   544107 SH       SOLE                 544107      0    0
RadioShack Corp                COM            750438103     5273   847750 SH       SOLE                 847750      0    0
Royal Caribbean Cruises Ltd    COM            v7780t103     7416   252000 SH       SOLE                 252000      0    0
SUPERVALU INC                  COM            868536103     9009  1577794 SH       SOLE                1577794      0    0
Sanmina-SCI Corp               COM            800907206    11920  1041016 SH       SOLE                1041016      0    0
Sonic Automotive Inc           COM            83545g102     7139   398592 SH       SOLE                 398592      0    0
Star Bulk Carriers Corp        COM            y8162k105     2234  2482212 SH       SOLE                2482212      0    0
Stewart Information Services C COM            860372101       21     1450 SH       SOLE                   1450      0    0
Tesoro Corporation             COM            881609101    11386   424203 SH       SOLE                 424203      0    0
The Hanover Insurance Group In COM            410867105     8224   199990 SH       SOLE                 199990      0    0
Unisys Corporation             COM            909214306     9210   467029 SH       SOLE                 467029      0    0
Valero Energy Corp             COM            91913y100    10439   405069 SH       SOLE                 405069      0    0
Virco Mfg Corp                 COM            927651109     1270   619289 SH       SOLE                 619289      0    0
Whirlpool Corp                 COM            963320106    11134   144865 SH       SOLE                 144865      0    0


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